Vessels, net (Tables)	12 Months Ended
Dec. 31, 2022
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$134,564	$(6,456)	$128,108
- Vessels’ improvements	2,218	-	2,218
- Depreciation	-	(7,290)	(7,290)
Balance, December 31, 2021	$136,782	$(13,746)	$123,036
- Vessels’ acquisitions	143,504	-	143,504
- Vessels’ improvements transferred from other non-current assets	558	-	558
- Vessels’ improvements	660	-	660
- Vessels’ disposals	(27,208)	4,688	(22,520)
- Depreciation	-	(8,631)	(8,631)
Balance, December 31, 2022	$254,296	$(17,689)	$236,607